CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		137 Months Ended	143 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Jul. 31, 2013
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses:
Geological and geophysical costs	165,968	220,713	184,536	311,835	1,105,960	1,107,560	15,365,540	15,550,077
Salaries and benefits	80,518	90,832	161,131	180,679	352,159	434,149	4,268,515	4,429,646
Public relations	85,813	3,489	112,653	10,622	78,729	52,440	855,211	967,863
Depreciation	8,247	11,065	16,454	23,353	41,610	63,297	921,140	937,594
Legal	49,345	15,445	88,106	29,487	72,754	65,385	967,331	1,055,436
Professional services	24,524	47,338	40,053	67,850	107,540	81,788	1,376,128	1,416,181
General and administrative	72,323	50,994	146,568	118,750	430,877	260,315	2,403,313	2,549,880
Travel	12,578	16,981	17,704	19,308	31,129	51,018	273,636	291,340
Settlement expense	0	0	0	0	0	0	13,241,020	13,241,020
Loss on sale of assets	0	0	0	12,119	12,119	0	54,572	54,572
Impairment loss	0	0	0	0	0	0	16,092,870	16,092,870
Net operating expenses	499,316	456,857	767,205	774,003	2,220,758	2,115,952	55,764,704	56,586,479
Loss from operations	(499,316)	(456,857)	(767,205)	(774,003)	(2,232,877)	(2,115,952)	(55,819,276)	(56,586,479)
Other income (expense):
Interest income	7	50	8	115	134	869	198,758	198,766
Interest expense	(124,859)	(111,974)	(241,298)	(218,324)	(450,880)	(364,804)	(6,375,156)	(6,616,454)
Debt conversion expense	0	0	0	0	0	0	(103,437)	(103,437)
Gain (loss) on change in fair value of warrant liability	(16,669)	(22,828)	(19,222)	(15,242)	38,836	18,428	(3,635,198)	(3,654,420)
Other income	0	0	0	0	0	0	1,350,390	1,350,390
Income from Elle Venture	0	0	0	0	0	0	300,000	300,000
Foreign exchange gain	0	0	0	0	0	0	505	505
Gain on settlement of debt to related party	0	0	0	0	0	0	7,366	7,366
Total other income (expense)	(141,521)	(134,752)	(260,512)	(233,451)	(411,910)	(345,507)	(8,256,772)	(8,517,284)
Net loss	$ (640,837)	$ (591,609)	$ (1,027,717)	$ (1,007,454)	$ (2,644,787)	$ (2,461,459)	$ (64,076,048)	$ (65,103,763)
Basic and diluted net loss per share of common stock	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Basic and diluted weighted average number of shares of common stock outstanding	796,770,075	650,995,705	776,989,500	646,626,752	677,767,166	618,542,673